Deferred income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income related to contracts
Deferred income	€ 2,364,701	€ 2,809,133	€ 3,000,646	€ 149,801
Current deferred income	419,866	443,159	414,298
Non-current deferred income	1,944,836	2,365,974	2,586,348
Subsequent warrant B
Deferred income related to contracts
Deferred income	2,400
Collaboration agreement for filgotinib
Deferred income related to contracts
Deferred income	604,900
Gilead collaboration agreement for drug discovery platform
Deferred income related to contracts
Deferred income	1,759,800	1,990,400
Non-current deferred income	1,530,000	1,761,100
Grants
Deferred income related to contracts
Deferred income		100
Subsequent warrant B [member]
Deferred income related to contracts
Deferred income		7,900
Gilead [member]
Deferred income related to contracts
Deferred income	4,308,669	4,286,852	4,012,108
Total transaction price	4,356,967	4,340,567	4,074,148
Gilead [member] | Collaboration agreement for filgotinib
Deferred income related to contracts
Deferred income	604,875	818,654	780,261	145,798
Non-current deferred income	414,800	604,900
Gilead [member] | Gilead collaboration agreement for drug discovery platform
Deferred income related to contracts
Deferred income	€ 1,759,828	€ 1,990,412	2,220,013
Fee for services segment
Deferred income related to contracts
Deferred income			€ 362	€ 471